Financing Arrangement (Tables)	12 Months Ended
Dec. 31, 2018
Debt Instrument [Line Items]
Schedule of Composition of Company's Debt and Financing Obligations

	December 31,	December 31,
	2018	2017
CIT Bank, N.A. Term Loan, net of deferred financing costs of $4,557,025 and $6,894,816 as of December 31, 2018 and December 31, 2017, respectively	$266,802,911	$320,605,185
Note payable — insurance financing	1,774,199	—
	268,577,110	320,605,185
Less: current portion	(1,774,199)	(6,655,604)
Long-term debt	$266,802,911	$313,949,581

Schedule of Maturities of Long-Term Debt

Maturities of Long-term
Years ending December 31,	Obligations
2019	$1,774,199
2020	—
2021	—
2022	271,359,936
Total	$273,134,135

Term A Loan
Debt Instrument [Line Items]
Schedule of Interest Rates

Total Leverage Ratio	LIBOR Rate Margin	ABR Margin
Category 1	3.75%	2.75%
Greater than 2.00 to 1.00
Category 2	3.25%	2.25%
Equal to or less than 2.00 to 1.00

Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Schedule of Interest Rates

Total Leverage Ratio	LIBOR Rate Margin	ABR Margin
Category 1	3.75%	2.75%
Greater than 2.00 to 1.00
Category 2	3.25%	2.25%
Equal to or less than 2.00 to 1.00

Promissory Notes
Debt Instrument [Line Items]
Schedule of Composition of Company's Debt and Financing Obligations

Lender	Principal Sum
Altchem Limited (Cyprus)	$12,500,000
ACP III AIV, L.P.	7,661,834
ACP Holdco (Offshore), L.P.	4,272,166
Newstone Capital Partners II, L.P.	566,000
$25,000,000